SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Accounting Policies [Abstract]
Prepaid expenses	$ 4,145	$ 62,173
Customer deposits	$ 54,660	$ 59,671